Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Communications Equipment (2.8%)
	Cisco Systems Inc.	19,017,849	818,148
	Motorola Solutions Inc.	765,746	131,348
*	Arista Networks Inc.	257,361	69,668
*	F5 Networks Inc.	274,111	44,628
	Juniper Networks Inc.	1,490,079	32,439
*	Ciena Corp.	691,364	30,973
*	Lumentum Holdings Inc.	337,997	29,196
*	Viavi Solutions Inc.	1,028,376	13,929
*	Acacia Communications Inc.	173,002	12,055
*	CommScope Holding Co. Inc.	883,876	10,474
	InterDigital Inc.	136,864	8,200
*	NetScout Systems Inc.	329,425	7,715
*	ViaSat Inc.	224,113	7,620
*	Infinera Corp.	771,506	6,527
*	Calix Inc.	248,530	5,885
*	EchoStar Corp. Class A	212,198	5,044
	Plantronics Inc.	164,851	4,504
*	NETGEAR Inc.	132,833	4,226
*	Extreme Networks Inc.	539,390	3,031
*	Harmonic Inc.	451,259	2,947
*,^	Inseego Corp.	287,713	2,857
	ADTRAN Inc.	214,252	2,707
*	Ribbon Communications Inc.	340,567	2,336
*	Digi International Inc.	119,823	2,056
	Comtech Telecommunications Corp.	98,088	1,870
*	CalAmp Corp.	152,774	1,393
*	Casa Systems Inc.	132,241	702
*	Applied Optoelectronics Inc.	32	—
			1,262,478
Electronic Equipment, Instruments & Components (3.1%)
	Amphenol Corp. Class A	1,347,497	176,266
	TE Connectivity Ltd.	1,490,170	169,835
	Corning Inc.	3,434,359	128,514
*	Keysight Technologies Inc.	843,160	101,213
*	Zebra Technologies Corp.	239,502	90,632
	CDW Corp.	640,279	83,550
*	Trimble Inc.	1,129,365	67,615
	Cognex Corp.	776,548	58,350
*	Flex Ltd.	2,268,797	36,823
*	IPG Photonics Corp.	167,778	34,732
*	Arrow Electronics Inc.	353,791	32,425
	SYNNEX Corp.	197,962	31,735
*	II-VI Inc.	466,087	31,531
	Littelfuse Inc.	108,809	26,172

	Dolby Laboratories Inc. Class A	288,216	25,493
	Jabil Inc.	609,856	23,309
	FLIR Systems Inc.	588,903	22,520
	National Instruments Corp.	563,440	21,089
*	Vontier Corp.	568,730	18,865
*	Novanta Inc.	157,202	18,861
	Avnet Inc.	446,232	13,543
*	Coherent Inc.	110,426	13,448
*	Itron Inc.	170,715	13,420
*	Rogers Corp.	83,390	12,251
	Vishay Intertechnology Inc.	619,379	11,991
*	Fabrinet	164,989	11,270
*	Insight Enterprises Inc.	156,952	11,219
	Badger Meter Inc.	130,399	10,750
*	Sanmina Corp.	311,811	9,920
*	Plexus Corp.	131,472	9,822
	Belden Inc.	202,662	7,798
*	Fitbit Inc. Class A	1,014,561	7,284
*	Knowles Corp.	407,587	6,921
*	OSI Systems Inc.	77,151	6,797
*	TTM Technologies Inc.	447,548	5,845
	Methode Electronics Inc.	165,858	5,808
*	FARO Technologies Inc.	78,542	5,193
*	ePlus Inc.	60,355	5,088
*	PAR Technology Corp.	92,005	4,966
*	nLight Inc.	157,052	4,715
	Benchmark Electronics Inc.	164,594	4,003
	CTS Corp.	130,372	3,971
	MTS Systems Corp.	85,497	2,995
*	ScanSource Inc.	113,102	2,839
	PC Connection Inc.	56,597	2,584
*	Arlo Technologies Inc.	333,179	1,752
*	Kimball Electronics Inc.	111,475	1,718
*	Napco Security Technologies Inc.	51,697	1,577
*	Vishay Precision Group Inc.	47,761	1,397
	Daktronics Inc.	171,744	775
			1,401,190
IT Services (19.8%)
	Visa Inc. Class A	7,093,408	1,492,098
	Mastercard Inc. Class A	4,023,098	1,353,813
*	PayPal Holdings Inc.	5,024,089	1,075,758
	Accenture plc Class A	2,865,622	713,798
	International Business Machines Corp.	4,009,531	495,257
	Fidelity National Information Services Inc.	2,789,893	414,048
*	Square Inc.	1,671,834	352,690
	Automatic Data Processing Inc.	1,937,496	336,892
*	Fiserv Inc.	2,565,616	295,508
	Global Payments Inc.	1,349,017	263,315
	Cognizant Technology Solutions Corp. Class A	2,445,628	191,077
*	Twilio Inc. Class A	587,717	188,122
	Paychex Inc.	1,458,149	135,827
*	Okta Inc.	539,847	132,284
*	FleetCor Technologies Inc.	379,095	100,540
*	VeriSign Inc.	467,107	93,758
*	EPAM Systems Inc.	251,720	81,137
	Broadridge Financial Solutions Inc.	517,099	75,951
*	Akamai Technologies Inc.	733,294	75,903

*	Black Knight Inc.	703,491	64,454
*	MongoDB Inc.	216,764	62,278
	Leidos Holdings Inc.	607,634	61,189
*	Gartner Inc.	400,511	60,878
*	GoDaddy Inc. Class A	749,819	59,641
	Jack Henry & Associates Inc.	346,471	55,733
	Booz Allen Hamilton Holding Corp. Class A	620,075	53,816
*	Snowflake Inc. Class A	141,628	46,148
	Western Union Co.	1,859,563	41,952
*	WEX Inc.	197,990	34,300
*	Euronet Worldwide Inc.	236,705	31,823
*	Fastly Inc. Class A	366,499	31,068
*	CACI International Inc. Class A	112,893	26,788
	DXC Technology Co.	1,149,315	25,181
	Science Applications International Corp.	236,635	21,898
	MAXIMUS Inc.	275,785	19,804
	KBR Inc.	636,096	17,664
*	LiveRamp Holdings Inc.	295,624	17,297
	Sabre Corp.	1,404,254	15,798
	Alliance Data Systems Corp.	203,690	14,898
	Perspecta Inc.	647,763	14,523
*	ExlService Holdings Inc.	156,521	13,032
	EVERTEC Inc.	273,005	10,148
	ManTech International Corp. Class A	120,305	9,260
*	Repay Holdings Corp. Class A	306,477	7,395
*	Verra Mobility Corp. Class A	577,257	7,043
	NIC Inc.	297,380	6,969
*	Perficient Inc.	147,585	6,720
*	Sykes Enterprises Inc.	175,844	6,617
*	Virtusa Corp.	128,313	6,426
	CSG Systems International Inc.	146,708	6,364
*	Shift4 Payments Inc. Class A	96,228	5,930
	TTEC Holdings Inc.	82,358	5,572
	Switch Inc.	306,148	4,834
*	Evo Payments Inc. Class A	191,667	4,818
*	BigCommerce Holdings Inc.	56,137	4,528
*	Cardtronics plc Class A	168,916	4,101
*	Unisys Corp.	280,458	4,089
*	Endurance International Group Holdings Inc.	355,783	3,373
*	Conduent Inc.	756,341	3,192
*	Tucows Inc. Class A	40,398	2,929
*	Limelight Networks Inc.	542,454	2,403
	Cass Information Systems Inc.	55,244	2,344
*	I3 Verticals Inc. Class A	78,955	2,203
*	International Money Express Inc.	125,952	1,982
	Hackett Group Inc.	113,546	1,599
*	Grid Dynamics Holdings Inc.	108,391	1,170
*	GreenSky Inc. Class A	227,850	971
*	Paysign Inc.	128,499	628
*,^	GTT Communications Inc.	112,781	512
			8,782,059
Semiconductors & Semiconductor Equipment (18.6%)
	NVIDIA Corp.	2,778,894	1,489,654
	Intel Corp.	19,154,641	926,127
	QUALCOMM Inc.	5,081,448	747,837
	Broadcom Inc.	1,811,533	727,475
	Texas Instruments Inc.	4,125,881	665,298

*	Advanced Micro Devices Inc.	5,287,628	489,952
	Applied Materials Inc.	4,115,028	339,407
*	Micron Technology Inc.	5,006,734	320,882
	Lam Research Corp.	655,197	296,581
	Analog Devices Inc.	1,660,289	230,913
	NXP Semiconductors NV	1,258,631	199,392
	KLA Corp.	699,131	176,160
	Xilinx Inc.	1,098,218	159,846
	Microchip Technology Inc.	1,135,137	152,551
	Marvell Technology Group Ltd.	3,015,079	139,568
	Skyworks Solutions Inc.	755,054	106,591
	Maxim Integrated Products Inc.	1,205,439	100,100
	Teradyne Inc.	745,441	82,252
*	Qorvo Inc.	516,846	80,979
*	Enphase Energy Inc.	539,120	73,628
*	SolarEdge Technologies Inc.	225,715	62,744
	Monolithic Power Systems Inc.	192,113	61,468
	Entegris Inc.	605,234	56,057
*	ON Semiconductor Corp.	1,852,500	53,259
*	Cree Inc.	493,452	44,603
	Universal Display Corp.	191,856	43,943
*	Inphi Corp.	233,740	36,260
	MKS Instruments Inc.	246,450	34,005
*	First Solar Inc.	358,740	33,517
*	Lattice Semiconductor Corp.	613,250	25,665
	Brooks Automation Inc.	331,126	24,169
*	Silicon Laboratories Inc.	197,415	23,139
*	Cirrus Logic Inc.	265,715	21,284
	CMC Materials Inc.	130,818	20,183
*	Semtech Corp.	293,329	19,791
	Power Integrations Inc.	272,817	19,476
*	Advanced Energy Industries Inc.	171,537	16,546
*	FormFactor Inc.	344,676	14,132
*	Diodes Inc.	203,217	13,811
*	Ambarella Inc.	156,743	12,246
*	Synaptics Inc.	153,139	11,910
*	Onto Innovation Inc.	223,829	9,895
*	MaxLinear Inc.	311,610	9,738
*	MACOM Technology Solutions Holdings Inc.	209,710	9,370
*,^	SunPower Corp.	422,111	9,354
	Kulicke & Soffa Industries Inc.	285,215	8,685
*	Rambus Inc.	510,359	8,023
*	Amkor Technology I nc.	483,940	7,133
*	Ultra Clean Holdings Inc.	177,673	5,622
	Cohu Inc.	186,836	5,304
*	ACM Research Inc. Class A	51,498	4,255
*	Axcelis Technologies Inc.	148,787	4,014
*	CEVA Inc.	97,801	3,842
*	Veeco Instruments Inc.	221,932	3,689
*	Photronics Inc.	295,622	3,426
*	SiTime Corp.	37,739	3,282
*	Ichor Holdings Ltd.	102,737	3,277
*	Impinj Inc.	76,712	3,206
*	PDF Solutions Inc.	144,524	3,190
*	Alpha & Omega Semiconductor Ltd.	90,952	2,259
*	SMART Global Holdings Inc.	63,895	1,961
*	NeoPhotonics Corp.	217,408	1,752

	NVE Corp.	22,795	1,167
			8,265,845
Software (33.5%)
	Microsoft Corp.	32,376,194	6,930,772
*	Adobe Inc.	2,161,114	1,034,028
*	salesforce.com Inc.	4,099,182	1,007,579
	Oracle Corp.	8,987,056	518,733
*	ServiceNow Inc.	863,259	461,455
	Intuit Inc.	1,174,770	413,543
*	Zoom Video Communications Inc. Class A	779,032	372,658
*	Autodesk Inc.	988,061	276,884
*	Workday Inc. Class A	796,366	179,015
*	DocuSign Inc. Class A	785,117	178,913
*	Trade Desk Inc. Class A	187,917	169,326
*	Synopsys Inc.	685,281	155,901
*	Cadence Design Systems Inc.	1,259,318	146,459
*	Splunk Inc.	716,724	146,341
*	ANSYS Inc.	386,056	130,510
*	Palo Alto Networks Inc.	434,487	127,704
*	Coupa Software Inc.	301,967	99,320
*	RingCentral Inc. Class A	334,112	99,248
*	Crowdstrike Holdings Inc. Class A	646,922	99,160
*	Paycom Software Inc.	224,452	93,614
*	Tyler Technologies Inc.	181,713	77,701
*	HubSpot Inc.	194,814	76,821
*	Fortinet Inc.	617,626	76,110
*	Slack Technologies Inc. Class A	1,752,731	75,157
	SS&C Technologies Holdings Inc.	1,039,385	71,603
*	Zendesk Inc.	519,282	69,324
*	Datadog Inc. Class A	683,777	67,639
	Citrix Systems Inc.	530,101	65,690
*	Fair Isaac Corp.	131,118	61,990
*	Avalara Inc.	357,033	61,320
*	Ceridian HCM Holding Inc.	597,216	57,584
*	Nuance Communications Inc.	1,269,641	54,760
*	PTC Inc.	495,142	53,401
*,^	VMware Inc. Class A	377,105	52,753
*	Cloudflare Inc. Class A	694,354	52,132
*	Zscaler Inc.	323,367	50,364
	NortonLifeLock Inc.	2,523,946	46,012
*	Guidewire Software Inc.	373,333	45,726
*	Five9 Inc.	294,042	45,635
*	Aspen Technology Inc.	303,881	40,857
*	Anaplan Inc.	494,864	34,636
*	Elastic NV	270,732	33,517
*	Paylocity Holding Corp.	169,284	33,281
*	Dynatrace Inc.	820,549	31,197
*	Manhattan Associates Inc.	284,723	29,110
*	Alteryx Inc. Class A	240,886	28,868
*	RealPage Inc.	412,226	28,440
*	Dropbox Inc. Class A	1,416,652	28,291
*	Smartsheet Inc. Class A	484,533	28,117
*	Bill.com Holdings Inc.	227,027	27,859
*	Blackline Inc.	219,988	27,037
*	Proofpoint Inc.	258,682	26,771
	CDK Global Inc.	546,241	26,165
*	Q2 Holdings Inc.	215,825	24,468

	Pegasystems Inc.	180,773	23,660
*	Nutanix Inc.	840,543	23,023
*	Everbridge Inc.	155,635	19,756
*	Envestnet Inc.	241,271	19,364
*	Sailpoint Technologies Holdings Inc.	410,973	19,135
*,^	Appian Corp. Class A	135,556	18,978
*	J2 Global Inc.	206,116	18,470
*	ACI Worldwide Inc.	529,224	17,242
*	Varonis Systems Inc.	141,609	17,084
*	LivePerson Inc.	282,948	16,530
*	Rapid7 Inc.	219,372	16,440
*	Verint Systems Inc.	288,416	16,428
*	SPS Commerce Inc.	156,915	16,173
*	Digital Turbine Inc.	355,268	15,980
*	FireEye Inc.	1,012,191	15,213
*	Cerence Inc.	165,509	15,020
*	Alarm.com Holdings Inc.	197,725	15,009
*	Qualys Inc.	148,779	14,136
*	New Relic Inc.	231,177	13,808
*	Box Inc.	704,168	13,161
	Blackbaud Inc.	225,530	12,424
*	Mimecast Ltd.	273,498	12,302
*	Medallia Inc.	348,738	12,202
*	Workiva Inc. Class A	158,663	11,898
*	MicroStrategy Inc. Class A	32,797	11,242
*	Cornerstone OnDemand Inc.	252,492	11,148
*	Appfolio Inc.	68,234	11,117
*	Cloudera Inc.	930,376	10,867
*	SVMK Inc.	502,168	10,686
*	Teradata Corp.	485,530	10,648
*	2U Inc.	320,000	10,339
*	Altair Engineering Inc. Class A	181,396	9,777
*	CommVault Systems Inc.	197,095	9,413
	Xperi Holding Corp	486,913	9,290
*	Tenable Holdings Inc.	253,513	9,129
*	Bottomline Technologies DE Inc.	198,342	9,052
*	8x8 Inc.	445,211	8,802
	Progress Software Corp.	200,962	8,059
*	PROS Holdings Inc.	185,987	7,977
*	Pluralsight Inc. Class A	478,108	7,831
*	Yext Inc.	380,053	7,225
*	Avaya Holdings Corp.	373,516	6,951
*	SolarWinds Corp.	273,148	6,250
*	Zuora Inc. Class A	464,011	5,285
*	Upland Software Inc.	110,860	5,072
*	Sprout Social Inc. Class A	86,722	4,456
*	JFrog Ltd.	60,503	4,257
*	Model N Inc.	120,698	4,159
	Ebix Inc.	110,843	3,770
*	Domo Inc.	98,456	3,740
*	Ping Identity Holding Corp.	163,337	3,673
*	PagerDuty Inc.	106,105	3,652
*	Agilysys Inc.	89,658	3,350
	QAD Inc. Class A	52,775	3,026
*	OneSpan Inc.	143,651	2,841
*	MobileIron Inc.	377,884	2,660
	American Software Inc. Class A	143,207	2,351

*	Mitek Systems Inc.		185,689	2,187
*	Benefitfocus Inc.		131,758	1,896
*	Zix Corp.		256,246	1,845
*	A10 Networks Inc.		225,059	1,796
*	Digimarc Corp.		40,278	1,693
	VirnetX Holding Corp.		287,437	1,558
*,^	Palantir Technologies Inc. Class A		45,054	1,221
*	ShotSpotter Inc.		35,759	1,186
*	Intelligent Systems Corp.		29,961	1,177
				14,887,589
Technology Hardware, Storage & Peripherals (21.8%)
	Apple Inc.		77,028,176	9,170,204
	HP Inc.		6,447,604	141,396
*	Dell Technologies Inc.		1,094,765	75,572
	Hewlett Packard Enterprise Co.		5,774,708	63,753
	Seagate Technology plc		1,039,179	61,114
	Western Digital Corp.		1,360,347	61,052
	NetApp Inc.		996,557	53,126
*	Pure Storage Inc. Class A		1,078,251	19,700
	Xerox Holdings Corp.		810,602	17,744
*	NCR Corp.		575,971	15,937
*	Super Micro Computer Inc.		198,508	5,600
*,^	3D Systems Corp.		545,003	4,987
*	Diebold Nixdorf Inc.		314,521	2,978
*	Avid Technology Inc.		147,638	1,794
				9,694,957
Total Common Stocks (Cost $25,794,735)				44,294,118
		Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost $163,488)		0.109%	1,635,318	163,532
Total Investments (100.0%) (Cost $25,958,223)				44,457,650
Other Assets and Liabilities—Net (0.0%)				(8,220)
Net Assets (100%)				44,449,430
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,217,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $64,873,000 was received for securities on loan.

Information Technology Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index		December 2020		176	43,215	2,028
E-mini S&P 500 Index		December 2020		28	5,072	2
						2,030

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc. Class A	9/2/21	BOANA	90,855	(0.040)	14,477	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.

At November 30, 2020, a counterparty had deposited in a segregated account securities with a value of $15,223,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in whic h each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Information Technology Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, reso ld, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	44,294,118	—	—	44,294,118
Temporary Cash Investments	163,532	—	—	163,532
Total	44,457,650	—	—	44,457,650
Derivative Financial Instruments
Assets
Futures Contracts[1]	71	—	—	71
Swap Contracts	—	14,477	—	14,477
Total	71	14,477	—	14,548
1 Represents variation margin on the last day of the reporting period.